Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 30.1	$ 48.3
Restricted Cash	35.3	36.5
Current portion of restricted marketable securities	15.0	18.2
Accounts receivable, net of allowance for doubtful accounts of $21.4 in 2011; $22.7 in 2010	222.8	206.7
Deferred income tax assets	26.6	28.1
Prepaid expenses and other current assets	61.2	68.4
Total current assets	391.0	406.2
Property and equipment, net	664.4	632.9
Goodwill	421.7	420.3
Intangible assets, net	57.7	58.5
Investments in and advances to nonconsolidated affiliates	29.0	30.7
Deferred income tax assets	608.1	679.3
Other long-term assets	99.3	144.2
Total assets	2,271.2	2,372.1
Current liabilities:
Current portion of long-term debt	18.9	14.5
Accounts payable	45.4	44.6
Accrued payroll	85.0	77.0
Accrued interest payable	22.5	21.5
Refunds due patients and other third-party payors	7.3	48.3
Other current liabilities	134.1	153.4
Total current liabilities	313.2	359.3
Long-term debt, net of current portion	1,235.8	1,496.8
Self-insured risks	102.8	102.5
Other long-term liabilities	30.4	28.3
Total liabilities	1,682.2	1,986.9
Commitments and Contingencies
Convertible perpetual preferred stock, $.10 par value; 1,500,000 shares authorized; 400,000 shares issued in 2011 and 2010; liquidation preference of $1,000 per share	387.4	387.4
HealthSouth shareholders' equity (deficit):
Common stock, $.01 par value; 200,000,000 shares authorized; issued: 99,735,959 in 2011; 97,626,393 in 2010;	1.0	1.0
Capital in excess of par value	2,874.7	2,873.5
Accumulated deficit	(2,609.7)	(2,818.4)
Accumulated other comprehensive (loss) income	(0.2)	0.5
Treasury stock, at cost (4,489,079 shares in 2011 and 4,180,025 shares in 2010)	(148.8)	(141.8)
Total HealthSouth shareholders' equity (deficit)	117.0	(85.2)
Noncontrolling interests	84.6	83.0
Total shareholders' equity (deficit)	201.6	(2.2)
Total liabilities and shareholders' equity (deficit)	$ 2,271.2	$ 2,372.1